Lease financing: (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Lessor, Lease, Description [Line Items]
Depreciation	$ 69,958	$ 59,781
Variable portion of payments for bareboat lease obligations	3-month LIBOR of 0.302%
Songa And Delphin Scrubbers [Member] | CMBL [Member]
Lessor, Lease, Description [Line Items]
Amount drawn down	$ 16,983
Sale leaseback transaction, Remaining borrowing capacity	2,727
Assets Held under Capital Leases [Member]
Lessor, Lease, Description [Line Items]
Interest Expense, Lessee, Assets under Capital Lease	8,771	14,652
Capital Leases, Balance Sheet, Assets by Major Class, Net	707,940
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	82,542
Depreciation	15,747	12,688
Payments for Leasing Costs	53	1,399
Write off of Deferred Debt Issuance Cost	$ 541	$ 25